Equity reserves and long-term incentive plan awards (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
		Weighted average
		exercise price
	Number of Options	C$
Balance, January 1, 2024	12,575,335	0.97
Granted	3,534,000	1.31
Exercised	(3,605,160)	1.08
Expired/Forfeited	(1,454,336)	0.98
Balance, December 31, 2024	11,049,839	1.04
Granted	2,494,000	1.81
Exercised	(2,634,495)	1.08
Forfeited	(855,669)	1.07
Balance, December 31, 2025	10,053,675	1.21

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2025	2024
Expected life of option (years)	3.6	3.7
Forfeiture rate	17.6%	17.9%
Dividend yield	0.0%	0.0%
Risk‐free rate	4.0%	4.3%
Volatility	56.0%	57.6%
Black Scholes fair value per option (in US dollars)	$0.55	$0.44

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Total options outstanding			Total options exercisable
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
Range of	Number of	contractual life	exercise price	Number of	contractual life	exercise price
exercise price	options	(years)	C$	options	(years)	C$
C$0.00‐C$1.00	4,317,004	1.77	0.76	3,302,999	1.62	0.72
C$1.01‐C$2.00	5,693,337	3.04	1.55	1,695,332	1.16	1.42
C$2.01‐C$3.00	43,334	3.37	2.37	‐	‐	‐
	10,053,675	2.50	1.21	4,998,331	1.46	0.96

Disclosure of terms share-based payment arrangement [Table Text Block]
	Year ended December 31,
	2025	2024
	$	$
Share‐based compensation expense	1,049	1,128
Gross proceeds from stock option exercises	2,058	2,843

Disclosure of amount and movement in restricted share units [Table Text Block]
	Number of RSUs
	December 31, 2025	December 31, 2024
Balance, beginning of year	548,284	564,237
Assumed in Acquisition	‐	75,760
Granted	223,000	270,000
Settled in cash	(204,581)	(302,046)
Settled in common shares	(77,996)	‐
Forfeited	(49,267)	(59,667)
Balance, end of year	439,440	548,284

Disclosure of RSU liability [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	380	265
Assumed in Acquisition	‐	30
Awards vested and change in fair value, net of forfeited awards	439	494
Settled in cash	(281)	(409)
Equity‐settled units transferred to share capital	(97)	‐
Total RSU liability, end of year	441	380
Less: current portion of RSU liability	(357)	(281)
Total non-current RSU liability, end of year	84	99

Disclosure of amount and movement in performance share units [Table Text Block]
	Number of PSUs
	December 31, 2025	December 31, 2024
Balance, beginning of year	1,476,487	2,501,482
Granted	612,000	884,000
Settled in cash	(592,750)	(1,709,427)
Added due to performance condition	154,498	191,383
Forfeited	(58,267)	(390,951)
Balance, end of year	1,591,968	1,476,487

Disclosure of performance share units liability [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	927	1,497
Awards vested and change in fair value, net of forfeited awards	1,112	1,909
Settled in cash	(719)	(2,479)
Total PSU liability, end of year	1,320	927

Less: current portion of PSU liability	(918)	(560)
Total non-current PSU liability, end of year	402	367

Disclosure of amount and movement in deferred share units [Table Text Block]
	Number of DSUs
	December 31, 2025	December 31, 2024
Balance, beginning of year	4,830,900	5,068,275
Granted	962,900	1,045,200
Settled in cash	‐	(1,194,975)
Forfeited	‐	(87,600)
Balance, end of year	5,793,800	4,830,900

Disclosure of deferred share units liability [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	6,098	4,695
Awards vested and change in fair value, net of forfeited awards	6,219	3,343
Effect of foreign exchange on DSU liability	(12)	‐
Settled in cash	‐	(1,940)
Total DSU liability, end of year	12,305	6,098

Disclosure of share-based compensation expense [Table Text Block]
	December 31, 2025	December 31, 2024
	$	$
Equity‐settled awards:
Stock options (note 17(a))	1,049	1,128
Share units	1,486	‐
Share‐based compensation expense, equity‐settled awards	2,535	1,128
Share‐based compensation expense, cash‐settled awards	7,771	5,746
Total share-based compensation expense (note 22)	10,306	6,874